UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22517

Corbin Multi-Strategy Fund, LLC

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Corbin Multi-Strategy Fund, LLC

Financial Statements

For the Period Ended September 30, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund, c/o UMB Fund Services at 235 West Galena Street, Milwaukee, WI 53212, or by calling toll-free at 1 (844) 626-7246. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary. You may elect to receive all future reports in paper free of charge.

You can inform the Fund or your financial intermediary, as applicable, that you wish to receive paper copies of your shareholder reports by contacting them directly. Your election to receive reports in paper will apply the Fund and all funds held through your financial intermediary, as applicable.

Corbin Multi-Strategy Fund, LLC

Table of Contents
For the Period Ended September 30, 2019

Schedule of Investments	2-6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9-10
Statement of Cash Flows	11
Financial Highlights	12-13
Notes to Financial Statements	14-27
Supplemental Information	28-31

Corbin Multi-Strategy Fund, LLC

Schedule of Investments (Unaudited)

September 30, 2019

Strategy	Investments	Cost	Fair Value
	Investment Funds — 87.26%
	Asset-Backed Securties — 13.38%
	East Lodge Capital Credit Opportunities Fund, Ltd.	$5,253,948	$6,652,454
	Perella Weinberg Partners Asset Based Value Offshore Fund, LP	1,021,605	1,089,638
	Serengeti Lycaon Overseas, Ltd.	4,599,402	8,317,129
	VPC Offshore Unleveraged Private Debt Fund Feeder, LP*	639,825	674,367
			16,733,588
	Equity Special Situations — 3.57%
	Luxor Capital Partners Offshore Liquidating SPV, Ltd.	43,604	32,715
	Senator Global Opportunity Offshore Fund II, Ltd.	2,055,218	2,333,028
	Senator Global Opportunity Offshore Fund, Ltd.	1,628,474	2,106,368
			4,472,111
	Event Driven/Distressed — 14.72%
	Centerbridge Credit Partners Offshore, Ltd.	77,722	122,539
	Garrison Special Opportunities Fund, LP	6,766	5,094
	New Point VII, Ltd.*	1,518	1,856
	Redwood Argentina Offshore Fund, Ltd.	105,842	107,540
	Redwood Offshore Fund, Ltd.	8,967,586	13,801,600
	Tor Asia Credit Fund	3,750,000	4,125,468
	West Face Long Term Opportunities Fund, Ltd.	102,481	256,494
			18,420,591
	Global Macro — 12.68%
	Autonomy Global Macro Fund, Ltd.	6,334,117	8,725,538
	D.E. Shaw Oculus International Fund	5,030,638	7,140,571
			15,866,109
	Long/Short Equity — 27.86%
	Cadian Fund LP	5,000,000	4,452,959
	Cadian Offshore Fund Ltd.	3,013,578	4,384,253
	Pelham Long/Short Fund, Ltd.	4,336,495	6,271,503
	Pelham Long/Short Small Cap Fund, Ltd.	3,500,000	3,131,139
	SRS Partners US, LP	5,000,000	5,039,468
	SRS Partners, Ltd.	3,400,882	4,745,010
	SRS Special Opportunities Master II, LP	1,186,955	357,187
	Steamboat Capital Partners Fund, LP	3,000,000	2,649,744
	Steamboat Capital Partners Offshore Fund, Ltd.	3,985,812	3,833,448
			34,864,711
	Relative Value — 15.05%
	D.E. Shaw Composite International Fund	7,000,000	13,763,466
	Myriad Opportunities Offshore Fund Ltd.	4,539,260	5,066,392
			18,829,858

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Schedule of Investments (Unaudited)
September 30, 2019 (continued)

Strategy	Investments	Cost	Fair Value
Investment in Securities 7.51%
Collateralized Loan Obligations — 2.99%
	Anchorage Credit Funding 2019-9A, Ltd.*
	(Interest Rate: 8.27%; Maturity Date: 10/25/2037; Par Value: $680,000)	$680,000	$680,000
	Atrium CLO 12A-FR, Corp.*
	(Interest Rate: 8.27%; Maturity Date: 4/22/2027; Par Value: $500,000)	458,975	457,425
	Blue Mountain CLO 2016-1A ER, Ltd.*
	(Interest Rate: 8.14%; Maturity Date: 4/20/2027; Par Value: $500,000)	431,750	461,889
	Diameter Credit Funding I 2019-1A, Ltd.*
	(Interest Rate: 0.00%; Maturity Date: 7/25/2037; Par Value: $750,000)	750,000	750,000
	Strata CLO I, Ltd.*
	(Interest Rate: 10.01%; Maturity Date: 1/15/2031; Par Value: $1,000,000)	970,000	936,204
	TICO CLO 2018-IA, Ltd.*
	(Interest Rate: 8.13%; Maturity Date: 4/26/2028; Par Value: $500,000)	457,500	458,765
			3,744,283
Equity — 4.16%
	Garrison Capital, Inc.*	1,274,585	634,276
	Pershing Square Holdings, Ltd.*	2,742,654	2,322,429
	Third Point Offshore Investors Ltd.	1,897,918	2,243,772
			5,200,477
Purchased Options Contracts 0.36%
Put Options — 0.36%
	S&P 500 Index
	Exercise Price: $2,900.00, Notional Amount: $3,480,000,
	Expiration Date: October 18, 2019	64,236	18,600
	Exercise Price: $2,980.00, Notional Amount: $4,172,000,
	Expiration Date: October 31, 2019	62,763	68,880
	Exercise Price: $2,850.00, Notional Amount: $3,990,000,
	Expiration Date: December 20, 2019	141,443	70,350
	Knock-out Price: $21.00, Reference Rate: $3,010; Notional Amount: $213,108,000,
	Expiration Date: December 20, 2019	17,475	20,199
	Exercise Price: $2,900.00, Notional Amount: $3,770,000,
	Expiration Date: December 20, 2019	137,840	78,390
	Exercise Price: $2,725.00, Notional Amount: $2,180,000,
	Expiration Date: December 31, 2019	84,408	26,400
	Exercise Price: $2,750.00, Notional Amount: $3,850,000,
	Expiration Date: December 31, 2019	172,243	50,960
	Exercise Price: $2,800.00, Notional Amount: $3,640,000,
	Expiration Date: December 31, 2019	148,239	59,930

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Schedule of Investments (Unaudited)
September 30, 2019 (continued)

Strategy	Investments	Cost	Fair Value
Purchased Options Contracts 0.36% (continued)
Put Options — 0.36% (continued)
	Exercise Price: $2,800.00, Notional Amount: $3,360,000,
	Expiration Date: January 17, 2020	$72,276	$62,280
			455,989
Total Investments — 94.77%			118,587,717
Other assets in excess of liabilities — 5.23%			6,572,948
Net Assets — 100%			$125,160,665

*	Investment is income-producing.

Investment Funds by Strategy (as a percentage of total investments)
Investment Funds
Long/Short Equity	29.40%
Relative Value	15.88%
Event Driven/Distressed	15.53%
Asset-Backed Securities	14.11%
Global Macro	13.38%
Equity Special Situations	3.77%
Total Investment Funds	92.07%
Purchased Options Contracts	0.38%
Investments in Securities
Equity	4.39%
Collateralized Loan Obligations	3.16%
Total Investments in Securities	7.93%
Total Net Assets	100.00%

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Schedule of Investments (Unaudited)
September 30, 2019 (continued)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS
Exchange	Reference Entity	Buy/Sell(1) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(2)	Value (3)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North America High Yield Index Series 29	Buy	Pay	5.00%	12/20/2022	$770,000	$(50,873)	$36,575	$(87,448)
Intercontinental Exchange	CDX North America High Yield Index Series 29	Buy	Pay	1.00%	12/20/2022	$2,145,000	$(44,796)	$51,696	$(96,492)
TOTAL SWAP CONTRACTS						$2,915,000	$(95,669)	$88,271	$(183,940)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Schedule of Investments (Unaudited)
September 30, 2019 (continued)

Strategy	Investments	Cost	Fair Value
Written Options Contracts
Call Options Contracts
	S&P 500 Index
	Exercise Price: $3,040.00, Notional Amount: $3,648,000,
	Expiration Date: October 18, 2019	(20,964)	(9,960)
	Exercise Price: $3,080.00, Notional Amount: $4,312,000,
	Expiration Date: October 31, 2019	(31,457)	(8,680)
	Exercise Price: $3,125.00, Notional Amount: $4,375,000,
	Expiration Date: December 20, 2019	(50,077)	(25,270)
	Exercise Price: $3,175.00, Notional Amount: $4,127,500,
	Expiration Date: December 20, 2019	(35,711)	(10,920)
	Exercise Price: $3,025.00, Notional Amount: $4,235,000,
	Expiration Date: December 31, 2019	(58,757)	(91,000)
	Exercise Price: $3,075.00, Notional Amount: $2,460,000,
	Expiration Date: December 31, 2019	(27,016)	(31,520)
	Exercise Price: $3,100.00, Notional Amount: $4,030,000,
	Expiration Date: December 31, 2019	(44,160)	(38,246)
	Exercise Price: $3,200.00, Notional Amount: $3,840,000,
	Expiration Date: January 17, 2020	(29,964)	(13,440)
			(229,036)
Put Options Contracts
	S&P 500 Index
	Exercise Price: $2,825.00, Notional Amount: $3,390,000,
	Expiration Date: October 18, 2019	(43,164)	(9,600)
	Exercise Price: $2,900.00, Notional Amount: $4,060,000,
	Expiration Date: October 31, 2019	(38,177)	(38,500)
	Exercise Price: $2,700.00, Notional Amount: $3,780,000,
	Expiration Date: December 20, 2019	(92,357)	(36,120)
	Exercise Price: $2,800.00, Notional Amount: $3,640,000,
	Expiration Date: December 20, 2019	(103,961)	(53,560)
	Exercise Price: $2,600.00, Notional Amount: $3,640,000,
	Expiration Date: December 31, 2019	(116,157)	(27,580)
	Exercise Price: $2,625.00, Notional Amount: $2,100,000,
	Expiration Date: December 31, 2019	(64,120)	(17,840)
	Exercise Price: $2,675.00, Notional Amount: $3,477,500,
	Expiration Date: December 31, 2019	(105,910)	(34,905)
	Exercise Price: $2,650.00, Notional Amount: $3,180,000,
	Expiration Date: January 17, 2020	(44,964)	(35,040)
			(253,145)
Total Written Options Contracts			(482,181)

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Statement of Assets and Liabilities (Unaudited)

September 30, 2019

Assets
Investments in Investment Funds, at fair value (cost $83,581,728)	$109,186,968
Investments in securities, at fair value (cost $9,663,382)	8,944,760
Purchased index options, at fair value (cost $900,923)	455,989
Cash	2,248,489
Receivable for investments in Investment Funds sold	11,220,234
Cash due from broker	4,002,526
Interest Receivable	44,768
Prepaid expenses and other assets	50,519
Total Assets	136,154,253

Liabilities
Due to custodian	8
Payable for shares repurchased	2,593,045
Written index options contracts, at fair value (cost $906,916)	482,181
Credit default swaps, at fair value (upfront premiums paid $88,271)	95,669
Loan payable	5,000,000
Capital contributions received in advance	1,765,000
Payable for investments in securities purchased	680,000
Payable to Adviser	159,275
Accounting and administration fees payable	98,199
Professional fees payable	66,758
Transfer agent fees payable	13,548
Investor Distribution and Servicing Fees payable (Class A)	11,043
Other accrued expenses	28,862
Total Liabilities	10,993,588
Net Assets	$125,160,665

Composition of Net Assets:
Paid-in capital	$148,654,395
Total accumulated deficit	(23,493,730)
Net Assets	$125,160,665

Net Assets Attributable to:
Class A Shares	$6,332,026
Class I Shares	118,828,639
$125,160,665

Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized):
Class A Shares	70,195
Class I Shares	1,214,973
1,285,168

Net Asset Value per Unit:
Class A Shares	$90.21
Class I Shares	$97.80

*

Investments in Class A Shares of less than $500,000 are subject to a placement fee of 2.00%; investments in Class A Shares of $500,000 or more and less than $1,000,000 are subject to a placement fee of 1.00% and investments in Class A Shares of $1,000,000 or more are subject to a placement fee of 0.50% (in each case, the “Class A Share Placement Fee”).

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Statement of Operations (Unaudited)

For the Six Month Period Ended September 30, 2019

Investment Income
Dividend income	$260,896
Interest income	107,196
Total Income	368,092

Fund Expenses
Management fees	578,468
Administrative and custodian fees	183,318
Professional fees	144,134
Fund Board fees and expenses	48,309
Commitment fees	48,131
Investor Distribution and Servicing Fees (Class A)	23,575
Other operating expenses	62,196
Total Fund Expenses	1,088,131
Interest expense	57,792
Net Fund Expenses	1,145,923

Net Investment Loss	(777,831)

Net Realized Loss and Change in Unrealized Appreciation on Investments
Net realized gain on Investment Funds	8,436,834
Net realized loss on investment in securities	(103,686)
Net realized loss on purchased options	(235,478)
Net realized gain on written options	152,238
Net realized loss on credit default swaps	(29,952)
Net realized loss on foreign currency transactions	(17)
Net change in unrealized appreciation/(depreciation) on Investment Funds	(10,007,078)
Net change in unrealized appreciation/(depreciation) on investment in securities	561,685
Net change in unrealized appreciation/(depreciation) on purchased options	(391,793)
Net change in unrealized appreciation/(depreciation) on written options	419,969
Net change in unrealized appreciation/(depreciation) on credit default swaps	2,035
Net Realized Loss and Change in Unrealized/(Depreciation) Appreciation on Investments	(1,195,243)

Net Decrease in Net Assets Resulting from Operations	$(1,973,074)

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
Changes in Net Assets Resulting from Operations
Net investment loss	$(777,831)	$(1,994,294)
Net realized gain on investments and futures contracts	8,219,939	3,772,835
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(9,415,182)	2,110,716
Net Change in Net Assets Resulting from Operations	(1,973,074)	5,619,131

Distributions to investors
Class A	—	—
Class I	—	—
Net Change in Net Assets from Distributions to Investors	—	(5,352,472)

Change in Net Assets Resulting from Capital Transactions
Class A
Capital contributions	326,034
Reinvested distributions	—
Capital withdrawals	(926,142)
Early withdrawal fees	—
Total Class A Transactions	(600,108)

Class I
Capital contributions	4,887,000
Reinvested distributions	—
Capital withdrawals	(9,354,830)
Early withdrawal fees	—
Total Class I Transactions	(4,467,830)

Issuance of shares		7,038,000
Reinvestment of distributions		1,968,145
Shares tendered		(24,381,434)
Early withdrawal fees		—
Net Change in Net Assets Resulting from Capital Transactions	(5,067,938)	(15,375,289)

Total Net Decrease in Net Assets	(7,041,012)	(16,838,504)

Net Assets
Beginning of period	132,201,677	149,040,181
End of period	$125,160,665	$132,201,677

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Statements of Changes in Net Assets (continued)

	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
Shareholder Activity
Class A Shares
Capital contributions	3,543
Reinvested distributions	—
Capital withdrawals	(9,947)
Net Change in Class A Shares Outstanding	(6,404)

Class I Shares
Capital contributions	48,915
Reinvested distributions	—
Capital withdrawals	(93,102)
Net Change in Class I Shares Outstanding	(44,187)

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Statement of Cash Flows (Unaudited)

For the Six Month Period Ended September 30, 2019

Cash Flows From Operating Activities
Net decrease in net assets from operations	$(1,973,074)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(22,500,000)
Purchases of investments in securities	(2,346,475)
Purchases of derivative investments	(1,125,629)
Proceeds of investments in Investment Funds	32,968,283
Proceeds of investments in securities	350,268
Proceeds of derivative investments	1,039,491
Net realized gain on Investment Funds	(8,436,834)
Net realized loss on investment in securities	103,686
Net realized loss on purchased options	235,478
Net realized gain on written options	(152,238)
Net realized loss on foreign currency transactions	17
Net change in unrealized appreciation/(depreciation) on Investment Funds	10,007,078
Net change in unrealized appreciation/(depreciation) on investment in securities	(561,685)
Net change in unrealized appreciation/(depreciation) on purchased options	391,793
Net change in unrealized appreciation/(depreciation) on written options	(419,969)
Net change in unrealized appreciation/(depreciation) on credit default swaps	(2,035)
Capital distributions received from Investment Funds	288,082
Increase/(Decrease) in Assets:
Increase in receivable for investments sold	(7,277,692)
Increase in prepaid expenses and other assets	16,671
Increase in due from broker	(3,824,437)
Increase in interest receivable	(8,445)
Increase/(Decrease) in Liabilities:
Increase due to custodian	8
Increase in payable for investments in securities purchased	680,000
Decrease in payable to Adviser	(72,103)
Increase in accounting and administration fees payable	98,199
Increase in professional fees payable	66,758
Decrease in fund board fees and expenses payable	(4,000)
Increase in transfer agent fees payable	13,548
Decrease in Investor Distribution and Servicing Fees payable	(2,065)
Decrease in other accrued expenses	(380,752)
Net Cash Provided by Operating Activities	(2,861,423)

Cash Flows from Financing Activities
Proceeds from loan payable	13,500,000
Payments on loan payable	(8,500,000)
Proceeds from capital contributions, including capital contributions received in advance	5,858,034
Payments for shares repurchased, net of increase in payable for shares repurchased	(15,203,408)
Net Cash Used in Financing Activities	(4,345,374)

Net change in Cash	(7,206,797)
Cash at beginning of period	9,455,286
Cash at end of period	$2,248,489

Supplemental disclosure of non-cash activities
Cash paid on loan interest	$57,064

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Financial Highlights

Class A Shares

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

			Class A Shares
	For the Six Month Period Ended September 30, 2019 (Unaudited)		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Per Share Operating Performance:
Net Asset Value, beginning of period	$91.89		$93.79	$99.39	$92.87	$102.21	$105.51
Activity from investment operations:(1)
Net investment loss	(0.85)		(1.87)	(2.02)	(2.09)	(2.54)	(2.97)
Net realized and unrealized gain/(loss) on investments	(0.83)		3.82	7.01	10.13	(6.26)	4.76
Total from investment operations	(1.68)		1.95	4.99	8.04	(8.80)	1.79

Distributions to investors
From net investment income	—		3.76	(10.59)	(1.52)	(0.54)	(5.09)
From net realized gains	—		—	—	—	—	—
Total distributions to investors	—		3.76	(10.59)	(1.52)	(0.54)	(5.09)

Net Asset Value, end of period	$90.21		$91.89	$93.79	$99.39	$92.87	$102.21

Net Assets, end of period (in thousands)	$6,332		$7,046	$8,027	$10,287	$15,289	$14,761

Ratios/Supplemental Data: (7)
Net investment loss	(1.84	)%(2)	(2.04)%	(2.09)%	(2.27)%	(2.57)%	(2.82)%

Gross Expenses (3)	2.41	%(2)	2.51%	2.31%	2.46%	2.59%	2.47%
Expense Recoupment/(Reimbursement)	—	(2)	—	—	—	—	0.35%
Net Expenses (4)	2.41	%(2)	2.51%	2.31%	2.46%	2.59%	2.82%

Portfolio Turnover Rate	19.66	%(5)	9.89%	1.49%	20.10%	20.58%	11.13%
Total Return (6)	(1.83	)%(5)	2.24%	5.19%	8.70%	(8.63)%	1.76%

(1)	Based on average Shares outstanding throughout the period.

(2)	Annualized for periods less than one full year.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.

(4)

Through December 31, 2015, net expenses excluding non-reimbursable expenses were capped at 3.00% for Class A. Through September 30, 2016, net expenses excluding non-reimbursable expenses were capped at 2.85% for Class A. Effective October 1, 2016, net expenses excluding non-reimbursable expenses are capped at 2.75% for Class A.

(5)	Not annualized.

(6)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable placement fee and early withdrawal fee.

(7)	The expenses and net investment loss ratios do not include income or expenses of the Investment Funds in which the Fund invests.

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Financial Highlights
Class I Shares

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

			Class I Shares
	For the Six Month Period Ended September 30, 2019 (Unaudited)		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Per Share Operating Performance:
Net Asset Value, beginning of period	$99.40		$100.37	$104.92	$97.28	$106.30	$108.89
Activity from investment operations:(1)
Net investment loss	(0.58)		(1.34)	(1.49)	(1.54)	(1.94)	(2.42)
Net realized and unrealized gain/(loss) on investments	(1.02)		4.13	7.53	10.70	(6.54)	4.92
Total from investment operations	(1.60)		2.79	6.04	9.16	(8.48)	2.50

Distributions to investors
From net investment income	—		3.76	(10.59)	(1.52)	(0.54)	(5.09)
From net realized gains	—		—	—	—	—	—
Total distributions to investors	—		3.76	(10.59)	(1.52)	(0.54)	(5.09)

Net Asset Value, end of period	$97.80		$99.40	$100.37	$104.92	$97.28	$106.30

Net Assets, end of period (in thousands)	$118,829		$125,156	$141,013	$178,224	$170,240	$155,360

Ratios/Supplemental Data: (7)
Net investment loss	(1.15	)%(2)	(1.36)%	(1.44)%	(1.55)%	(1.88)%	(2.21)%

Gross Expenses (3)	1.72	%(2)	1.84%	1.66%	1.74%	1.90%	1.86%
Expense Recoupment/(Reimbursement)	—	(2)	—	—	—	—	0.35%
Net Expenses (4)	1.72	%(2)	1.84%	1.66%	1.74%	1.90%	2.21%

Portfolio Turnover Rate	19.66	%(5)	9.89%	1.49%	20.10%	20.58%	11.13%
Total Return (6)	(1.61	)%(5)	2.93%	5.93%	9.46%	(8.00)%	2.37%

(1)	Based on average Shares outstanding throughout the period.

(2)	Annualized for periods less than one full year.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.

(4)

Through December 31, 2015, net expenses excluding non-reimbursable expenses were capped at 2.25% for Class I. Through September 30, 2016, net expenses excluding non-reimbursable expenses were capped at 2.10% for Class I. Effective October 1, 2016, net expenses excluding non-reimbursable expenses are capped at 2.00% for Class I.

(5)	Not annualized.

(6)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of early withdrawal fees.

(7)	The expenses and net investment loss ratios do not include income or expenses of the Investment Funds in which the Fund invests.

See accompanying Notes to Financial Statements.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)

September 30, 2019

Note 1 – Organization

Corbin Multi-Strategy Fund, LLC (formerly GAI Corbin Multi-Strategy Fund, LLC) (the “Fund”), is a Delaware limited liability company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end management investment company. Corbin Capital Partners, L.P. (the “Adviser”), a Delaware limited partnership, serves as the investment adviser to the Fund. Prior to July 1, 2019 Wells Fargo Investment Institute, Inc. served as the investment adviser to the Fund and the Adviser served as the subadviser to the Fund. The Fund offers and sells two separate classes of shares of limited liability company interest, Class A Shares and Class I Shares

The investment objective of the Fund is to achieve a consistent return on capital, with limited correlation with equity market returns over a full market cycle, through investments in a diversified portfolio of securities and other financial instruments including, but not limited to, securities of United States (“U.S.”) and non-U.S. corporations and other entities, U.S. government securities, non-U.S. government securities, partnership interests, money-market instruments, derivatives on securities and other derivatives, commodity interests including futures contracts, options, options on futures, swaps, forward contracts, currencies and physical commodities, and other financial instruments.

The Fund pursues its investment objective principally by allocating its capital among various collective investment vehicles, commonly referred to as “hedge funds” (“Investment Funds”). The Fund’s investments will consist primarily of Investment Funds across a range of strategies. The Fund may, in addition to investing in Investment Funds, also make investments directly, including, without limitation, for purposes of hedging certain exposures. Direct investments may be made by the Fund independently at the direction of the Adviser. Such direct investments may be made in any strategy or asset class in which the Fund may otherwise invest. The Fund may maintain a portion of its assets in cash, high quality fixed income securities, money market instruments, shares of money market funds, or overnight repurchase agreements. While there is no limit on the amount of the Fund’s assets that may be maintained in cash, the Adviser does not expect such amount to be substantial under normal market conditions and will generally maintain substantial amounts of cash only for defensive or temporary purposes, such as maintaining liquidity for distributions in connection with repurchases by the Fund. The Fund maintains a loan facility, the proceeds of which are used as working capital with the result of creating leverage. That leverage is used, among other things, to make investments and to manage timing mismatches between investments in and withdrawals from Investment Funds and investor cash flows. An investment in the Fund involves substantial risk and an investor may lose some or all of the amount invested. Many factors will affect the performance of the Investment Fund. There is no assurance that the Fund will achieve its objectives. Investment Funds will be managed by investment advisers or investment managers (collectively, “Investment Managers”) who are not affiliated with the Adviser.

The Fund’s Board of Managers (the “Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States (“GAAP”). The accompanying financial statements of the Fund are stated in U.S. dollars. The Fund is considered to be an investment company in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“FASB ASC 946”), and is following the accounting and reporting guidance found within FASB ASC 946.

(a) Valuation of Investments

The Fund values its investments in Investment Funds at fair value in accordance with procedures established in good faith by the Fund Board using net asset value per share. The fair value of an Investment Fund ordinarily will be the net asset value of that Investment Fund determined and reported by the Investment Fund in accordance with the valuation policies established by the Investment Fund and/or its Investment Manager, absent information indicating that such value does not represent the fair value of the interest. The Fund could reasonably expect to receive the net asset value of its interests amount from the Investment Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In particular, FASB Topic 820, Fair Value Measurements (“ASC 820”) permits a reporting entity to measure the fair value of an investment fund that does not have a readily determinable fair value based on the net asset value per share (the “NAV”), or its equivalent, of the investment

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2019 (continued)

Note 2 – Accounting Policies (continued)

fund as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. A listing of each investment by the Fund by strategy can be found in the Schedule of Investments.

Due to the nature of the investments held by the Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Investment Funds and the fair value of the Fund’s interests in the Investment Funds. Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that an Investment Fund’s reported valuation does not represent fair value. If it is determined that the Investment Fund’s reported valuation does not represent fair value, the Adviser may choose to make adjustments to reflect the fair value. During the six month period ended September 30, 2019, no such adjustments were deemed necessary by the Adviser. In addition, the Fund may not have an Investment Fund’s reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such an Investment Fund based on any relevant information available at the time. The Fund Board has also established procedures for the valuation of investment securities other than securities of Investment Funds, if any, held directly by the Fund.

The Fund may invest in Investment Funds that purchase and sell futures contracts and options on futures contracts or engage in swap transactions, or may purchase and sell such instruments and engage in such transactions directly. The Adviser currently relies on the no-action relief afforded by CFTC Staff Letter No. 12-38. Therefore, the Adviser will not be required to deliver a Commodity Futures Trading Commission (“CFTC”) disclosure document to shareholders (“Shareholders”), nor will it be required to provide Shareholders certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered CPOs. The Adviser is not registered as a “commodity trading advisor” with the CFTC, and the Fund is operated pursuant to CFTC Rule 4.14(a)(5). As of the date of these financial statements, there is no certainty that the Adviser or other parties will be able to rely on these exclusions and any other exemptions in the future. Additional CFTC regulation (or a choice to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to an Investment Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to an Investment Fund.

(b) Federal Income Taxes

The Fund elects to be treated as, and qualifies as, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required for the Fund.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s financial statements as of September 30, 2019.

The Fund utilizes a tax-year end of October 31 and the Fund’s income and federal excise tax returns and all financial records supporting the 2016, 2017 and 2018 returns are subject to examination by the federal and Delaware revenue authorities.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2019 (continued)

Note 2 – Accounting Policies (continued)

At October 31, 2018 (the Fund’s last tax-year end), the Fund held a capital loss carryforward of $16,281,430. This capital loss carryforward is available to offset future realized capital gains. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses and are not subject to expiration.

(c) Security Transactions and Investment Income

The Fund’s transactions are accounted for on a trade-date basis. Realized gains and losses on the Fund’s transactions are determined on a first-in first-out basis. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including management fees and incentive fees charged by the Investment Funds. That income and those expenses are recorded in the Fund’s financial statements as unrealized appreciation/(depreciation) and not as income or expense on the Statement of Operations.

(d) Cash and cash equivalents

The Fund maintains cash in an interest-bearing bank account, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the Fund.

(e) Foreign currency translation

The Fund does not isolate the portion of the results of operations that is due to the change in foreign currency translation from changes in the market price of investments held or sold during the period. Assets and liabilities denominated in a foreign currency are translated into the U.S. dollar equivalent using the spot foreign currency exchange rate in effect at the time of reporting. Realized gains and losses from such translation are included in net realized gain/(loss) on foreign currency transactions on the Statement of Operations. Purchases and sales of investments and revenues and expenses denominated in foreign currencies are translated at the daily spot rates in effect at the time of the transaction.

(f) Options purchased

When an option is purchased, an amount equal to the premium paid is recorded as an investment and is subsequently adjusted to the current fair value of the option purchased. Premiums paid for the purchase of options which expire unexercised are treated by the Fund on the expiration date as realized losses. If a purchased put option is exercised, the premium is subtracted from the proceeds of the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss. If a purchased call option is exercised, the premium increases the cost basis of the security or foreign currency purchased by the Fund. Options purchased on an exchange are standardized while options purchased over-the-counter (“OTC”) have counterparty risk associated with them.

(g) Options written

When an option is written, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from written options which expire unexercised are treated by the Fund as realized gains on the expiration date. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or foreign currency purchased by the Fund.

(h) Futures contracts

The Fund may purchase or sell futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Futures contracts are agreements between the Fund and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest or foreign currency exchange rates and the underlying assets.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2019 (continued)

Note 2 – Accounting Policies (continued)

(i) Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value at the time it was opened and the value at the time it was closed.

(j) Credit default swaps

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund enters into credit default swaps to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign) or traded indices. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indices are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

(k) Total return swaps

The Fund may enter into total return swap agreements to exchange one cash return or cash flow for another cash return or cash flow. Swap transactions are stated at fair value with unrealized gains reported as an asset and unrealized losses reported as a liability, netted as appropriate, on the Statement of Assets, Liabilities and Net Assets. A realized gain or loss is recorded upon termination or reset of each total return swap transaction on the Statement of Operations.

(l) Valuation of derivatives

The Fund has purchased and written index options and credit default swaps which remain outstanding as of September 30, 2019. The fair value of purchased and written index options can be determined using unadjusted quoted prices and are generally categorized within Level 1 of the Fund’s fair value hierarchy. The fair value of written and purchased OTC currency options and credit default swaps can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing model does not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these derivatives within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

(m) Collateralized loan obligations

The Fund may invest in collateralized loan obligations (“CLOs”), which are a type of asset-backed security. The cash flows of the CLO can be split into multiple segments, called “tranches”, which will vary in risk profile and yield. The Fund values CLOs at the “bid” quotes provided by external pricing sources deemed reputable by management and therefore generally categorizes CLOs within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2019 (continued)

Note 2 – Accounting Policies (continued)

(n) Distributions

Distributions will be paid at least annually in an amount representing substantially all of the net investment income and net capital gains, if any, earned each year. Each investor (each, a “Member”) will automatically be a participant under the Fund’s Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election by a Member not to participate in the DRP and to receive all income distributions and/or capital gain distributions, if any, in cash may be made by providing notice to the Member’s broker or intermediary.

Distributions to Members from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from GAAP. The timing and character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

(o) Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates and the differences could be material.

(p) Fund Expenses

The Fund bears all expenses incurred in its business and operations and records them on an accrual basis. Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses. Operating expenses also include: (1) certain investment related expenses, (2) interest and commitment expense on any borrowings, if any; and (3) all costs, and expenses associated with the registration of the Fund and/or its securities under, and in compliance with, any applicable federal and state laws.

(q) Cash due from broker

Cash due from broker includes cash balances held with the broker and receivables from initial margin related to the Fund’s derivatives trades. Interest may be earned on balances held by the brokers and interest may be charged on debit balances. At September 30, 2019, cash due from the broker totaled $4,002,526.

Note 3 – Investment Advisory and Other Agreements

Pursuant to the advisory agreement between the Fund and the Adviser, the Fund pays the Adviser each month a Management Fee equal to one-twelfth of 0.75% of the aggregate net asset value of outstanding Shares (borne by Class A and Class I Shares on a pro rata basis) determined as of the last business day of that month (before any repurchases of Shares). Prior to July 1, 2019, the Adviser served as the Fund’s sub-adviser under the sub-advisory agreement among the Fund, the Fund’s prior investment adviser and the Adviser. Prior to July 1, 2019, the Fund paid the Advisor each month a Management Fee equal to one-twelfth of 1.00% of the aggregate net asset value of outstanding Shares (borne by Class A and Class I Shares on a pro rata basis) determined as of the last business day of that month (before any repurchases of Shares).

The Fund has entered into an expense limitation agreement that limits the Fund’s annualized ordinary fund-wide operating expenses to 2.00% through June 30, 2020 (the “Expense Limitation Agreement”) and which may or may not be renewed annually thereafter. Class I Shares have no class-specific expenses. Shareholders holding Class A Shares will pay (in addition to up to 2.00% annually of the Fund’s average net assets attributable to each share class in ordinary fund-wide operating expenses) an additional annualized amount of up to 0.75% (the Investor Distribution and Servicing Fee), for a total of up to 2.75%. Ordinary fund-wide operating expenses exclude the Fund’s borrowing and other investment-related costs, Investment Fund and Investment Manager fees and expenses, taxes, litigation and indemnification expenses, judgments, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and the Investor Distribution and Servicing Fee charged to Class A Shareholders. Ordinary fund-wide operating expenses include, for the avoidance of doubt, the Management Fee and the Fund’s start-up, offering and organizational expenses. In addition, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s ordinary fund-wide operating expenses (exclusive of the Investor Distribution and Servicing Fee charged to Class A Shareholders) fall below the annualized rate of 2.00% per year. The Fund, however, is not obligated to

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2019 (continued)

Note 3 – Investment Advisory and Other Agreements (continued)

pay any such amount more than three years after the Adviser deferred a fee or reimbursed an expense. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above. As of September 30, 2019, there was no amount subject to recoupment within three years after the end of the fiscal year in which the Adviser reimbursed the expenses. As of September 30, 2019, there were no expenses reimbursable by the Adviser.

Effective July 1, 2019, under the terms of the wholesaling and placement agent agreement between the Fund and UMB Distribution Services, LLC (the “Placement Agent”) (the “Wholesaling and Placement Agent Agreement”), the Placement Agent is authorized to retain brokers, dealers and certain financial advisors for distribution services and to provide ongoing investor services and account maintenance services to Shareholders purchasing Shares that are their customers (“Investor Service Providers”). These services include, but are not limited to, handling Shareholder inquiries regarding the Fund (e.g. responding to questions concerning investments in the Fund, capital account balances, and reports and tax information provided by the Fund); assisting in the enhancement of relations and communications between Shareholders and the Fund; assisting in the establishment and maintenance of Shareholder accounts with the Fund; assisting in the maintenance of Fund records containing Shareholder information; and providing such other information and Shareholder liaison services as the Fund or the Placement Agent may reasonably request.

Under the Wholesaling and Placement Agent Agreement, the Fund will pay a quarterly fee out of Class A Share net assets at the annual rate of 0.75% of the aggregate net asset value of Class A Shares that have been outstanding for more than twelve (12) months, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid quarterly (the “Investor Distribution and Servicing Fee”). The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to Investor Service Providers and for the Placement Agent’s ongoing investor servicing. The Placement Agent may pay all or a portion of the Investor Distribution and Servicing Fee it receives to other Investor Service Providers, acting as sub-placement agents, which may include affiliates of the Adviser. Each Investor Service Provider is paid based on the aggregate net asset value of outstanding Class A Shares held by Shareholders that receive services from such Investor Service Provider that have been outstanding for more than twelve (12) months. Pursuant to the conditions of an exemptive order issued by the SEC, the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares.

Class I Shares are not subject to the Investor Distribution and Servicing Fee.

Under the terms of the wholesaling and placement agent agreement between the Fund and the Placement Agent, the Placement Agent’s sub-agents are entitled to receive a placement fee based on the net amount of Class A Shares purchased by a Shareholder (the “Class A Share Placement Fee”). In determining the applicable Class A Share Placement Fee at the time of investment in Class A Shares, the amount of a Shareholder’s investment in Class A Shares (whether initial or additional) will be aggregated with the value of (i) the Shareholder’s investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser and (ii) investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser held by the Shareholder’s “Immediate Family Members” (as defined in the Fund’s subscription agreement). The Shareholder must indicate in the subscription agreement who such “Immediate Family Members” are and the amounts of their investments.

The Class A Share Placement Fee shall be deducted from the initial or additional subscriptions provided by the Shareholder and, subject to certain exceptions and waivers listed in the Fund’s Private Placement Memorandum, is as follows:

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six months ended September 30, 2019, Class A Share Placement Fees paid to sub-agents of the Placement Agent by Shareholders upon subscription into the Fund were $0.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2019 (continued)

Note 3 – Investment Advisory and Other Agreements (continued)

In addition, the Placement Agent (or one of its affiliates) may, from its own resources, make payments to brokers, dealers and Investor Service Providers for the provision of sales training, product education and access to sales staff, the support and conduct of due diligence, balance maintenance, the provision of information and support services to clients, inclusion on preferred provider lists and the provision of other services with respect to Shares.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Prior to July 1, 2019 BNY Mellon Investment Servicing (U.S.) Inc. served in these roles.

Certain managers and officers of the Fund are employees of UMBFS. The Fund does not compensate managers and officers affiliated with the Fund’s administrator. For the six months ended September 30, 2019, the Fund’s allocated fees incurred for managers who are not affiliated with the Fund’s administrator are reported on the Statement of Operations.

Effective July 1, 2019, Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2019, are reported on the Statement of Operations. Prior to July 1, 2019, an employee of Wells Fargo Investment Institute, Inc. served as CCO and did not receive separate compensation from the Fund for that role.

Note 4 – Federal Income Taxes

At September 30, 2019, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$94,146,033
Gross unrealized appreciation	$28,420,830
Gross unrealized depreciation	(3,979,146)
Net unrealized appreciation on investments	$24,441,684

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Distributions on the Fund’s Shares are generally subject to federal income tax to the extent they do not exceed the Fund’s earnings and profits. Such distributions are likely to occur in respect of Shares purchased at a time when a Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. The tax basis components of distributable earnings as of the close of October 31, 2018 (the Fund’s last tax-year end) were as follows:

Ordinary Income	$5,352,472
Capital Loss Carryforward	$(16,281,430)
Unrealized Appreciation/(Depreciation)	$(8,096,151)

For the year ended March 31, 2019, the tax character of distributions paid by the Fund was $5,352,472 of ordinary income. Distributions from net investment income and short term capital gains are treated as ordinary income dividends for federal tax purposes.

Note 5 – Investment Transactions

For the six months ended September 30, 2019, purchases and sales of investments, excluding short-term investments, were $25,846,475 and $33,318,551, respectively.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2019 (continued)

Note 6 – Investments in Investment Funds

The Adviser monitors the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements and the Investment Funds’ portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with Investment Managers.

Complete information about the underlying investments held by certain of the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund’s proportionate share exceeds 5% of the Fund’s net assets as of September 30, 2019.

The following table summarizes the Fund’s investments in the Investment Funds during the six months ended September 30, 2019, none of which were related parties. The Fund indirectly bears fees and expenses as an investor in the Investment Funds. Each investor of each Investment Fund will pay the Investment Manager of the Investment Fund a management fee. The fee rate varies and ranges from 0.0% to 2.50% per annum of the net asset value of that Investment Fund. Additionally, the Investment Manager of each Investment Fund will generally receive an incentive fee/allocation from each investor ranging from 0% to 25% of any net new appreciation of that Investment Fund as of the end of each performance period for which an incentive fee/allocation is calculated.

Investments in Investment Funds	% of Fund’s Total Investments Fair Value	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/Loss	Redemptions Permitted*	Primary Geographic Location
Redwood Offshore Fund, Ltd.	12.64%	$13,801,600	$(258,197)	$—	Biennial	Cayman Islands
D.E. Shaw Composite International Fund	12.60	13,763,466	732,372	—	Quarterly	Cayman Islands
Autonomy Global Macro Fund, Ltd.	7.99	8,725,538	(1,596,962)	—	Monthly	Cayman Islands
Serengeti Lycaon Overseas, Ltd.	7.62	8,317,129	(51,120)	—	Quarterly	Cayman Islands
D.E. Shaw Oculus International Fund	6.54	7,140,571	453,456	—	Quarterly	Cayman Islands
East Lodge Capital Credit Opportunities Fund, Ltd.	6.09	6,652,454	161,144	—	Quarterly	Cayman Islands
Pelham Long/Short Fund, Ltd.	5.74	6,271,503	(207,001)	—	Monthly	Bermuda
Myriad Opportunities Offshore Fund Ltd.	4.64	5,066,392	(510,343)	60,991	Quarterly	Cayman Islands
SRS Partners US, LP	4.61	5,039,468	39,467	—	Quarterly	United States
SRS Partners, Ltd.	4.35	4,745,010	(1,780,707)	1,945,820	Quarterly	Cayman Islands
Cadian Fund LP	4.08	4,452,959	(547,041)	—	Quarterly	United States
Cadian Offshore Fund Ltd.	4.02	4,384,253	(1,695,973)	1,840,118	Quarterly	Cayman Islands
Tor Asia Credit Fund	3.78	4,125,468	(396,600)	282,112	Quarterly	Cayman Islands
Steamboat Capital Partners Offshore Fund, Ltd.	3.51	3,833,448	(341,897)	735,812	Quarterly	Cayman Islands
Pelham Long/Short Small Cap Fund, Ltd.	2.87	3,131,139	(222,948)	—	Quarterly	Bermuda

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2019 (continued)

Note 6 – Investments in Investment Funds (continued)

Investments in Investment Funds	% of Fund’s Total Investments Fair Value	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/Loss	Redemptions Permitted*	Primary Geographic Location
Steamboat Capital Partners Fund, LP	2.43%	$2,649,744	$(350,256)	$—	Quarterly	Cayman Islands
Senator Global Opportunity Offshore Fund II, Ltd.	2.14	2,333,028	(48,566)	268,867	Quarterly	Cayman Islands
Senator Global Opportunity Offshore Fund, Ltd.	1.93	2,106,368	118,033	—	Quarterly	Cayman Islands
Perella Weinberg Partners Asset Based Value Offshore Fund, LP	1.00	1,089,638	(27,985)	7,986	In Liquidation	Cayman Islands
VPC Offshore Unleveraged Private Debt Fund Feeder, LP	0.62	674,367	(319,620)	187,561	Not Permitted	Cayman Islands
SRS Special Opportunities Master II, LP	0.33	357,187	(79,122)	—	Quarterly	Cayman Islands
West Face Long Term Opportunities Fund, Ltd.	0.23	256,494	(113,660)	116,941	Quarterly	Cayman Islands
Centerbridge Credit Partners Offshore, Ltd.	0.11	122,539	(1,738)	2,433	In Liquidation	Cayman Islands
Redwood Argentina Offshore Fund, Ltd.	0.10	107,540	(26,195)	—	Not Permitted	Cayman Islands
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	0.03	32,715	(10,311)	—	In Liquidation	Cayman Islands
Garrison Special Opportunities Fund, LP	—	5,094	38,983	(36,697)	In Liquidation	United States
New Point VII, Ltd.	—	1,856	(123,367)	100,522	Not Permitted	Bermuda
Anchorage Capital Partners Offshore, Ltd.	—	—	(1,695,709)	1,726,355	Annually	Cayman Islands
Squadra Equity Fund, Ltd.	—	—	(466,456)	475,442	Monthly	Cayman Islands
Tyticus Partners II, Ltd.	—	—	81,622	(83,100)	In Liquidation	Cayman Islands
Whitebox Asymmetric Opportunities Fund, Ltd.	—	—	(630,283)	675,573	Quarterly	Cayman Islands
Total Investments in Investment Funds	100.0%	$109,186,968	$(9,876,980)	$8,306,736

*

Subject to the terms of the offering memorandums of the Investment Funds. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods for the Investment Funds range from 14 to 90 days.

While redemptions are permitted per the terms of the offering memorandums of the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the Investment Manager of such Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Investment Funds. No such amendments were put in place during the six months ended September 30, 2019. The Fund had no unfunded capital commitments as of September 30, 2019.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2019 (continued)

Note 6 – Investments in Investment Funds (continued)

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of September 30, 2019:

Asset-Backed Securities strategies are those in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a fixed income instrument backed by physical collateral or other financial obligations (loans, credit cards) other than those of a specific corporation. Strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments specifically securitized by collateral commitments which frequently include loans, pools and portfolios of loans, receivables, real estate, machinery or other tangible financial commitments. Investment thesis may be predicated on an attractive spread given the nature and quality of the collateral, the liquidity characteristics of the underlying instruments and on issuance and trends in collateralized fixed income instruments, broadly speaking.

Equity Special Situations strategies generally employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst-oriented situation. These involve both announced transactions as well as situations which pre-, post-date or situations in which no formal announcement is expected to occur. Strategies employ an investment process focusing broadly on a wide spectrum of corporate life cycle investing, including but not limited to distressed, bankruptcy and post-bankruptcy security issuance, announced acquisitions and corporate division spin-offs, asset sales and other security issuance impacting an individual capital structure focusing primarily on situations identified via fundamental research which are likely to result in a corporate transaction or other realization of shareholder value through the occurrence of some identifiable catalyst. Strategies effectively employ primarily equity but also corporate debt exposure, and in general tend to focus more broadly on post-bankruptcy equity exposure and exit of restructuring proceedings.

Event Driven/Distressed strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize. In addition, accurately forecasting the timing of an event is an important element impacting the realized return. The use of leverage varies considerably.

Global Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities. Investment Managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most Investment Managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Long/Short Equity strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities Investment Managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). Investment Managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment Managers in this strategy usually employ a low to moderate degree of leverage.

Relative Value strategies employ multiple arbitrage investment strategies including forms of fixed- income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage. Generally, Investment Managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted. In addition, Investment Managers make decisions regarding which Relative Value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

Note 7 – Fair Value Measurements and Disclosure

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●

Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2019 (continued)

Note 7 – Fair Value Measurements and Disclosure (continued)

●

Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in Mutual Funds and ETFs, and investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third-party pricing source as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments and other financial instruments as of September 30, 2019 is as follows:

Description	Total Fair Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities
Common Stock	$5,200,477	$5,200,477	$—	$—
Collateralized Mortgage Obligations	3,744,283	—	3,744,283	—
Investment Funds (1)	109,186,968	—	—	—
Purchased Options Contracts	455,989	455,989	—	—
Total Assets	$118,587,717	$5,656,466	$3,744,283	$—

Liabilities
Securities Sold Short
Written Options Contracts	$482,181	$482,181	$—	$—
Other Financial Instruments (2)
Swap Contracts	183,940	—	183,940	—
Total Liabilities	$666,121	$482,181	$183,940	$—

(1)

Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, based on the guidance in ASC 820. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets, Liabilities and Net Assets.

(2)	Other financial instruments are derivative instruments such as Swap contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no Level 3 securities held during the year nor any transfers into or out of Level 3 of the fair value hierarchy.

Note 8 – Derivative and Hedging Disclosure

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging. Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts and credit default swaps and used written options during the six months ended September 30, 2019.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2019 (continued)

Note 8 – Derivative and Hedging Disclosure (continued)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2019 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity price risk	Purchased options contracts, at value	$455,989	Written options contracts, at value	$482,181
Credit risk			Unrealized depreciation on open swap contracts	$95,669
Total		$455,989		$577,850

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2019 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts	Swap Contracts
Equity price risk	$(235,478)	$152,238	$—	$—
Credit risk	—	—	—	(29,952)
Total	$(235,478)	$152,238	$—	$(29,952)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts	Swap Contracts	Total
Equity price risk	$(391,793)	$419,969	$—	$—	$28,176
Credit Risk	—	—	—	2,035	2,035
Total	$(391,793)	$419,969	$—	$2,035	$30,211

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2019 are as follows:

Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$91,592,000
Options Contracts - Written	Average Notional Value	(42,106,667)
Swap Contracts - Long	Average Notional Value	2,915,000

Note 9 – Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2019 (continued)

Note 9 – Disclosures about Offsetting Assets and Liabilities (continued)

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Fair value on open swap contracts – liability payable	Intercontinental Exchange	$95,669	$—	$(95,669)	$—

*

Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**

Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 10 – New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Fund has adopted ASU 2018-13 with these financial statements.

Note 11 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

Corbin Multi-Strategy Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2019 (continued)

Note 12 – Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.

The Fund may invest in CLOs, that directly or indirectly represent a participation in, or are secured by and payable from asset pools. The collateralized loan obligation held by the Fund is an interest in pools of corporate loans. This security provides a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Credit risk on the CLOs reflects the risk that the borrowers on the underlying loans may not be able to make timely payments on the loans or may even default on the loans. The Fund is also exposed to the risk that the debt issuers may fail to fulfill their obligations to the Fund with respect to the CLOs. No such losses have been incurred.

No guarantee or representation is made that the investment program will be successful.

Note 13 – Line of Credit Arrangement

The Fund maintains a committed, secured line of credit (the “Facility”) with Royal Bank of Canada (“RBC”). The Facility has the following terms: (a) interest rate of applicable LIBOR rate plus 1.40% per annum and (b) a commitment fee of 0.80% per annum and (c) a commitment amount of $12,000,000. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the six months ended September 30, 2019 were 3.62%, $5,873,684, $8,000,000, and $57,064. The Fund had outstanding borrowings for 95 days during this year. At September 30, 2019, the balance was $5,000,000 and the interest rate was 3.44%.

For the six months ended September 30, 2019, commitment fees of $48,131 were expensed and are included in the accompanying Statement of Operations. There were no commitment fees payable to RBC as of September 30, 2019.

The Fund is required to meet certain financial covenants, such as limiting the amount of debt to the lesser of (a) the committed amount and (b) an amount equal to the product of 35% multiplied by the value of the collateral as defined in the line of credit agreement. The Fund met all financial covenants as of and during the six months ended September 30, 2019.

Note 14 – Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events, which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Corbin Multi-Strategy Fund, LLC

Supplemental Information (Unaudited)

September 30, 2019 (Unaudited)

Board Consideration of the Investment Management Agreement

At an in-person meeting held on February 28, 2019 (the “Meeting”), the Board of Managers of the Fund (the “Board”), including the members of the Board who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, “the Independent Managers”), approved a new investment advisory agreement between the Fund and Corbin Capital Partners, L.P. (“Corbin”).

In making its determination to approve the New Advisory Agreement and to recommend its approval by Shareholders of the Fund, the Board considered all information it deemed reasonably necessary to evaluate the terms of the New Advisory Agreement and the ability of Corbin to provide services to the Fund of an equivalent scope and quality as are now provided. The Independent Managers of the Fund reviewed materials furnished by Corbin, including information regarding Corbin, its affiliates and personnel, operations and financial condition. Prior to the in-person meeting on February 28, 2019, the Board met and discussed the New Advisory Agreement at a telephone meeting on February 15, 2019.

At the in-person meeting, the Board met with representatives of Corbin and discussed various matters relating to the operations of the Fund and Corbin and Corbin’s plans with respect to the management and offering of alternative investment products, including the Fund. Representatives of Corbin addressed questions regarding the experience and qualifications of Corbin and its ability to provide the full range of services required for the operations of the Fund and the Corbin representatives assured the Board that Corbin does not anticipate that there will be any reduction or adverse change in the scope, nature or quality of the investment advisory or other services provided to the Fund. These representatives described the plan designed to provide for the continuity of the investment advisory services under the New Advisory Agreement. They stated that no departures of personnel of Corbin material to the operations of the Fund are anticipated. Corbin representatives also advised the Board that Corbin will continue to provide investment advice with no material changes in operating conditions.

Based on its review, and after careful consideration of the factors discussed below, the Board (including each of the Independent Managers) unanimously approved the New Advisory Agreement. In connection with the Board’s review, the Independent Managers of the Fund met in an executive session, during which they were advised by and had the opportunity to discuss with legal counsel various matters relating to the New Advisory Agreement. The Board determined in approving the New Advisory Agreement that the New Advisory Agreement will enable the Fund to obtain high quality investment advisory services at a cost that is reasonable and appropriate. No single factor was considered in isolation, nor was any single factor considered to be determinative to the decision to approve the New Advisory Agreement.

In connection with their deliberations, the Independent Managers of the Fund, with the assistance of legal counsel, requested, received and reviewed information regarding the New Advisory Agreement and relevant materials furnished by Corbin and Wells Fargo Investment Institute, Inc. (“WFII”). These materials included information regarding Corbin and its management, history, qualifications, personnel, operations and financial condition and other pertinent information. In addition, the representations made by representatives of Corbin were considered.

In considering the New Advisory Agreement, the Board considered the nature, extent and quality of operations and services provided by Corbin to the Fund under the subadvisory agreement. It also considered the fact that the current advisory agreement and the New Advisory Agreement, including the terms relating to the services to be performed by Corbin, were substantially similar in all material respects except for the replacement of the investment adviser, the date of its effectiveness, the termination notice period and revised notice provisions. Additionally, the Board considered the reduction of the advisory fee under the terms of the New Advisory Agreement and its impact on shareholders. The Board considered that, because Corbin served as sub-adviser of the Fund, the retention of Corbin as investment adviser of the Fund would have minimal impact on the day-to-day management of the Fund. The Board also considered Corbin’s capability to manage a fund registered under the 1940 Act, including the adequacy of Corbin’s compliance program and resources.

With respect to the fees payable under the New Advisory Agreement, the Board compared the fees and overall expense levels of the Fund to those of similar funds and other funds with similar investment objectives, including other funds advised by Corbin and its affiliates. In evaluating the advisory fee, the Board also took into account the complexity and quality of the investment management services required by the Fund. The Board also considered the investment performance of the Fund, including comparisons of the Fund’s performance to that of other similar funds, and the anticipated costs of services to be provided and an estimate of the profits likely to be realized by Corbin from its relationship with the Fund. The Board considered the extent to which economies of scale in costs of providing services would be realized as the Fund grows and whether the fees payable to Corbin pursuant to the New Advisory Agreement properly reflected these economies of scale for the benefit of shareholders. The potential benefits to Corbin of its relationship with the Fund were also considered. The Board viewed as significant the fact that the key personnel of Corbin who provided investment advisory services to the Fund would

Corbin Multi-Strategy Fund, LLC

Supplemental Information (Unaudited)
September 30, 2019 (continued)

continue to provide services to the Fund, and the commitment of Corbin to provide the personnel and utilize such resources as may be needed to provide services to the Fund. In addition to the foregoing, the Board considered the financial condition and resources of Corbin.

Possible alternatives to the approval of the New Advisory Agreement were also considered by the Board. During its review and deliberations, the Board evaluated the potential benefits, detriments and costs to the Fund and shareholders of the replacement of WFII as the investment adviser. The Board determined that Corbin had the requisite expertise, personnel and resources to enable it to provide high quality services to the Fund.

After consideration, the Board noted its overall satisfaction with the nature, quality and extent of services provided by Corbin as sub-adviser and concluded that the Fund would receive satisfactory services under the New Advisory Agreement from Corbin. The Board also determined that the fees and expense ratio of the Fund were within the range of the fees and expense ratios of similar funds. It also concluded that the profitability to Corbin from its relationship with the Fund would not be so disproportionately large that it would bear no reasonable relationship to the services rendered.

Corbin Multi-Strategy Fund, LLC

Supplemental Information (Unaudited)
September 30, 2019 (continued)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 626-7246 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (844) 626-7246 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to its report on Form N-Q’s successor form, Form N-PORT). The Fund’s Forms N-Q and N-PORT are available on the SEC website at www.sec.gov or by calling the Fund at (844) 626-7246.

Change in Independent Registered Public Accounting Firm

KPMG LLP (“KPMG”) was dismissed as the independent registered public accounting firm for the Fund effective July 18, 2019. During the Fund’s two most recent fiscal years ended September 30, 2017 and 2018, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended September 30, 2017 and 2018 and the interim period from September 30, 2018 to July 18, 2019, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years. During the Fund’s two most recent fiscal years and the subsequent interim period from September 30, 2018 to July 18, 2019, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

On September 16, 2019, the Fund, by actions of its Audit Committee and Board of Managers, including a majority of the Independent Managers, selected Cohen & Company Ltd. (“Cohen”) as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal six months ended September 30, 2019. During the Fund’s two most recent fiscal years ended September 30, 2017 and 2018 and the subsequent interim period from September 30, 2018 to September 16, 2019, neither the Fund nor anyone on its behalf consulted Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Corbin Multi-Strategy Fund, LLC

Supplemental Information (Unaudited)
September 30, 2019 (continued)

Shareholder Meeting Results

As discussed in the Definitive Information Statement filed with the SEC on March 21, 2019, all investors of the Fund had the right to vote their shares at a special meeting (the “Special Meeting”) in connection with the proposed (1) approval of the New Advisory Agreement and (2) election of managers. The Special Meeting was held at 2 p.m. Eastern Time at 401 South Tryon Street, 2nd Floor, Wilmore Conference Room, Charlotte, NC 28202 on April 30, 2019. The results of the voting at the Special Meeting were as provided below. Percentage information relates to the votes recorded as a percentage of the outstanding shares on the record date for the Special Meeting.

1. Approval of the New Investment Advisory Agreement

Votes For Number	Votes For Percentage	Votes Against Number	Votes Against Percentage	Abstained Number	Abstained Percentage
1,177,612.503	84%	—	0%	224,307.143	16%

2. Election of Managers

	Votes For	Votes Against	Votes Withheld
Terrance Gallagher	1,177,612.503	—	224,307.143
David G. Lee	1,177,612.503	—	224,307.143
Gary E. Shugrue	1,177,612.503	—	224,307.143
Robert Seyferth	1,177,612.503	—	224,307.143

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UMB Distribution Services, LLC, Distributor

P.O. Box 2175
Milwaukee, WI 53201-1811
1-844-626-7246

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Change in the registrant’s independent public accountant – Filed as an attachment to this filing.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*	/s/ Daniel Friedman
Daniel Friedman, Vice President

Date	December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel Friedman
Daniel Friedman, Vice President

Date	December 6, 2019

By (Signature and Title)*	/s/ Steve Carlino
Steve Carlino, Treasurer
(Principal Financial Officer)

Date	December 6, 2019

*	Print the name and title of each signing officer under his or her signature.